UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: April 30, 2024

Item 1. Reports to Stockholders.

(a)

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF
Ticker: AMPD

Annual Report

April 30, 2024

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

Shareholder LEtter (Unaudited)

To our Shareholders:

The CNIC ICE U.S. Carbon Neutral Power Futures Index ETF (“AMPD”) is a passively managed exchange-traded fund structured to track the ICE U.S. Carbon Neutral Power Total Return Index (“ICECNPIT”). AMPD combines the first 12 months of the Intercontinental Exchange (“ICE”) electricity futures from the six major US power pools in addition to carbon allowance futures that are utilized to offset the carbon content of the electricity futures held in the fund.

ICECNPIT is a benchmark for the North American power market and is calculated on the value of the first twelve months of the ICE exchange-traded electricity futures from the six major power trading hubs and associated carbon allowance futures. The six power pools in the index are (in order of their weighting) PJM-W (Pennsylvania, New Jersey, Maryland); MISO (Midwest); ERCOT-N (Texas); CAISO (California); NY-G (New York); and ISO-NE (New England). The electricity future contracts in the index are rebalanced annually based on the 3-year average annual power consumption for each region along with the associated CCAs (California Carbon Allowances) and RGGIs (Regional Greenhouse Gas Initiatives).

For the fiscal year ended April 30, 2024, AMPD (NAV) posted a loss of 8.2% and underperformed the ICECNPIT Index by 3.9%. The majority of the AMPD tracking error can be attributed to differences in the timing and execution of the contract rolls of AMPD versus the actual calculation of the index.

AMPD is designed to provide investors with direct exposure to a dynamic US electricity market as it moves towards the US government’s goal of a 100 percent renewable electric grid. The reasons the power market is so dynamic is because of the accelerated retirement of dispatchable fossil fuel generation plants, the continued additions of new non-dispatchable renewable generation, the inability to commercially store electricity, the increasing demand from electric vehicles, the long lead times for all the necessary equipment to facilitate the transitional changes to the grid, and the substantial power demand growth from data centers driven by AI along with the fact that this is all taking place on a power grid that is nearing a hundred years in age.

Short-term performance of power markets is driven by immediate weather trends, domestic industrial activity, and the operating availability of power generation facilities.

After an unseasonably warm start to 2023 from the El Nino weather pattern, weather trends returned to seasonal norms in the historically lower demand months of May and June, leading to a sustained period of lower-than-normal electricity demand in the U.S. At the same time manufacturing activity across the U.S., as measured as measured by the U.S. PMI, fell to its lowest level in 3 years by the end of June. A recovery in domestic manufacturing on top of record hot temperatures in the summer lifted power prices to their highest levels of the year and enabled ICECNPIT to post a positive return for the fiscal quarter ended October 31. Power markets then turned negative again when a rare second-in-a-row El Nino event extended unseasonably warmer weather through the winter and into the early spring of 2024, leaving ICECNPIT and AMPD negative for the fiscal year.

Despite a weak start to 2024, current weather forecasts are calling for a record hot summer across the U.S. that is expected to be one of the hottest on record. The outlook for industrial demand remains bullish with the expansion of manufacturing activity that revived in the fourth fiscal quarter in addition to over $600 billion of announced investments in new manufacturing facilities and data centers.

The table below illustrates the performance of ICECNPIT and AMPD. Except for the quarter ended October 31, 2023, ICECNPIT and AMPD posted negative quarterly returns.

Quarterly Performance ICECNPIT Index & AMPD ETF
fiscal 2024

	Quarterly				Full Year
	5/18/2023 7/31/2023	8/1/2023 10/31/2023	11/1/2023 1/31/2024	2/1/2024 4/30/2024	5/18/2023 4/30/2024
ICECNPIT	-1.2%	8.2%	-6.7%	-1.4%	-4.3%
AMPD (NAV)	-3.0%	6.4%	-7.5%	-2.1%	-8.2%

Total Returns for the Period Ended April 30, 2024:	Since Inception (5/18/2023)
AMPD (NAV)	-8.22%
AMPD (MARKET)	-8.10%
ICECNPIT	-4.33%

Given the age of the U.S. power grid, the demand anticipated under current forecasts requires substantial new Investment in upgraded transmission lines and incremental dispatchable generation. The investment cycle associated with these projects will be driven by the availability of critical materials and sustainably higher electricity prices across the U.S. With higher price signals financial markets will then begin to provide the substantial capital necessary to build these major projects.

We believe AMPD is the financial instrument to capture the long -term growth opportunity of the U.S. power market.

The performance data quoted here represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Must be preceded or accompanied by a prospectus.

2

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

PERFORMANCE SUMMARY (Unaudited)

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
5/18/23
5/31/23
6/30/23
7/31/23
8/31/23
9/30/23
10/31/23
11/30/23
12/31/23
1/31/24
2/29/24
3/31/24
4/30/24
CNIC ICE U.S. Carbon Neutral Power Futures Index ETF - NAV
CNIC ICE U.S. Carbon Neutral Power Futures Index ETF - Market
ICE U.S. Carbon Neutral Power Total Return Index
S&P 500® Total Return Index

Total Returns for the Period Ended April 30, 2024:	Since Inception (5/18/2023)	Ending Values (04/30/24)
CNIC ICE U.S. Carbon Neutral Power Futures Index ETF - NAV	-8.22%	$9,178
CNIC ICE U.S. Carbon Neutral Power Futures Index ETF - Market	-8.10%	$9,190
ICE U.S. Carbon Neutral Power Total Return Index	-4.33%	$9,567
S&P 500® Total Return Index	21.67%	$12,167

This chart illustrates the performance of a hypothetical $10,000 investment made on May 18, 2023, and are not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (855) 495-1500. The Fund’s net expense ratio is 0.95% (as of the Fund’s most recently filed Prospectus dated May 2, 2023.)

3

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

ALLOCATION OF PORTFOLIO HOLDINGS (excluding other financial instruments) at April 30, 2024 (Unaudited)

Security Type	% of Total Net Assets
Cash & Cash Equivalents(a)	100.0
Total	100.0%

ALLOCATION OF OTHER FINANCIAL INSTRUMENTS at April 30, 2024 (Unaudited)(b)

Security Type	% of Total Net Assets
Open Futures Contract Purchased	(1.2)%
Total	-1.2%

(a) Represents short-term investments and other assets in excess of liabilities.

(b) Percentages are based on unrealized appreciation (depreciation).

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

4	The accompanying notes are an integral part of these financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS at April 30, 2024

	Shares	Value
SHORT-TERM INVESTMENTS – 78.6%
Money Market Funds – 78.6%
First American Government Obligations Fund - Class X, 5.23%(a)(b)	3,542,743	$3,542,743
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,542,743)		3,542,743

TOTAL INVESTMENTS – 78.6%
(Cost $3,542,743)		$3,542,743
Other Assets in Excess of Liabilities – 21.4%		963,939
TOTAL NET ASSETS – 100.0%		$4,506,682

Percentages are stated as a percent of net assets.

(a)The rate shown represents the annualized 7-day effective yield as of April 30, 2024.

(b)A portion of this investment is a holding of CNIC Cayman Subsidiary.

(c)Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

The accompanying notes are an integral part of these financial statements.	5

CONSOLIDATED Schedule of Open Futures Contracts as of April 30, 2024

The CNIC ICE U.S. Carbon Neutral Power Futures Index ETF and CFC had the following futures contracts outstanding with StoneX Financial, Inc.

Description(a)	Contracts Purchased	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	06/28/2024	$9,420	$(12,413)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	07/31/2024	23,338	(17,443)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	08/30/2024	33,091	(17,747)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	09/30/2024	24,422	(15,239)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	10/31/2024	16,870	(8,351)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	11/27/2024	19,900	(5,712)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	12/31/2024	29,440	(8,773)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	01/31/2025	30,472	(5,213)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	02/28/2025	20,717	(4,890)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	03/31/2025	9,922	(7,002)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	04/30/2025	5,096	(4,901)
CAISO SP-15 Day-Ahead Peak Fixed Price Futures	1	05/30/2025	4,264	(3,549)
California Carbon Allowance Vintage 2023 Future	23	12/24/2024	897,000	(54,349)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	06/28/2024	71,136	22,490
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	07/31/2024	124,365	58,908
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	08/30/2024	182,952	73,618
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	09/30/2024	87,648	32,890
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	10/31/2024	49,029	4,001
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	11/27/2024	38,400	346
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	12/31/2024	44,654	(2,255)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	01/31/2025	78,165	(6,880)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	02/28/2025	70,608	(16,310)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	03/31/2025	38,828	(521)
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	04/30/2025	39,610	1,557
ERCOT North 345KV Real-Time Peak Fixed Price Future	3	05/30/2025	45,612	3,490
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	06/28/2024	11,296	(10,684)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	06/28/2024	76,896	(16,486)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	06/28/2024	68,080	(12,799)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	4	07/31/2024	88,985	513
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	07/31/2024	111,056	11,735
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	07/31/2024	20,610	(3,568)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	08/30/2024	104,544	3,286
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	08/30/2024	107,448	(7,015)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	08/30/2024	19,166	(2,230)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	09/30/2024	14,016	(444)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	09/30/2024	80,000	(2,463)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	09/30/2024	93,312	6,458
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	10/31/2024	97,814	3,481
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	10/31/2024	14,812	(1,540)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	10/31/2024	81,236	(4,849)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	11/27/2024	17,360	(4,652)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	11/27/2024	70,960	(14,143)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	11/27/2024	88,512	(2,854)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	12/31/2024	108,562	(9,445)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	12/31/2024	28,056	(10,092)

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

6	The accompanying notes are an integral part of these financial statements.

Description(a)	Contracts Purchased	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	12/31/2024	$82,656	$(6,447)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	01/31/2025	150,163	17,565
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	01/31/2025	40,427	(6,929)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	01/31/2025	111,672	10,409
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	02/28/2025	118,272	(8,038)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	02/28/2025	84,720	(11,343)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	02/28/2025	33,328	(4,124)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	03/31/2025	78,120	3,801
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	03/31/2025	97,978	7,994
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	03/31/2025	20,782	(432)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	04/30/2025	17,248	75
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	04/30/2025	79,376	(767)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	04/30/2025	96,307	4,365
MISO Indiana Hub Real-Time Peak Fixed Price Futures	5	05/30/2025	77,532	(3,507)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	6	05/30/2025	93,845	(3,195)
MISO Indiana Hub Real-Time Peak Fixed Price Futures	1	05/30/2025	13,709	38
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	06/28/2024	11,360	(3,629)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	07/31/2024	19,413	(4,360)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	08/30/2024	18,427	(2,529)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	09/30/2024	13,136	51
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	10/31/2024	13,929	(804)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	11/27/2024	14,736	(1,245)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	12/31/2024	22,310	(3,910)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	01/31/2025	33,264	(629)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	02/28/2025	28,336	(1,117)
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	03/31/2025	18,178	911
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	04/30/2025	14,749	1,307
NYISO Zone G Day-Ahead Peak Fixed Price Futures	1	05/30/2025	14,095	(248)
Regional Greenhouse Gas Initiative Vintage 2024 Future	6	12/24/2024	130,020	35,514
Total Unrealized Appreciation (Depreciation)				$(53,262)

(a)All of the investments are a holding of the CNIC Cayman Subsidiary.

CONSOLIDATED Schedule of Open Futures Contracts as of April 30, 2024

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

The accompanying notes are an integral part of these financial statements.	7

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES at April 30, 2024

Assets:
Investments in securities, at value (Cost $3,542,743) (Note 2)	$3,542,743
Deposits at broker for futures	1,005,522
Receivables:
Dividends and interest	15,189
Unrealized appreciation on futures contracts	304,803
Total assets	4,868,257

Liabilities:
Payables:
Management fees (Note 4)	3,510
Unrealized depreciation on futures contracts	(358,065)
Total liabilities	361,575
Net Assets	$4,506,682

Components of Net Assets:
Paid-in capital	$4,456,686
Total distributable (accumulated) earnings (losses)	49,996
Net assets	$4,506,682

Net Asset Value (unlimited shares authorized):
Net assets	$4,506,682
Shares of beneficial interest issued and outstanding	200,000
Net asset value	$22.53

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

8	The accompanying notes are an integral part of these financial statements.

CONSOLIDATED STATEMENT OF OPERATIONS For the Period Ended April 30, 2024(1)

Investment Income:
Interest income	$183,099
Total investment income	183,099

Expenses:
Management fees (Note 4)	41,437
Total expenses	41,437
Net investment income (loss)	141,662

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(27)
Futures contracts	(294,478)
Change in net unrealized appreciation/depreciation on:
Futures contracts	(53,262)
Net realized and unrealized gain (loss)	(347,767)
Net increase (decrease) in net assets resulting from operations	$(206,105)

(1)The Fund commenced operations on May 18, 2023. The information presented is from May 18, 2023 to April 30, 2024.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

The accompanying notes are an integral part of these financial statements.	9

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

Period Ended April 30, 2024(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$141,662
Net realized gain (loss)	(294,505)
Change in net unrealized appreciation/depreciation	(53,262)
Net increase (decrease) in net assets resulting from operations	(206,105)

Distributions to Shareholders:
From distributable earnings	(81,249)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	4,794,036
Total increase (decrease) in net assets	4,506,682

Net Assets:
Beginning of period	—
End of period	$4,506,682

(1)The Fund commenced operations on May 18, 2023. The information presented is from May 18, 2023 to April 30, 2024.

(2)Summary of share transactions is as follows:

	Period Ended April 30, 2024(1)
	Shares	Value
Shares sold	200,000	$4,792,890
Shares redeemed	—	—
Variable fees	—	1,146
Net increase (decrease)	200,000	$4,794,036

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

10	The accompanying notes are an integral part of these financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended April 30, 2024(1)

Net asset value, beginning of period	$25.00

Income (Loss) from Investment Operations:
Net investment income (loss)(2)	0.73
Net realized and unrealized gain (loss)(3)	(2.80)
Total from investment operations	(2.07)

Less Distributions:
From net investment income	(0.41)
Total distributions	(0.41)

Capital Share Transactions
Variable fees(2)	0.01
Net asset value, end of period	$22.53
Total return(4)(5)	(8.22)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$4.5
Ratio of expenses to average net assets(6)	0.95%
Ratio of net investment income (loss) to average net assets(6)	3.25%
Portfolio turnover rate(4)	0%

(1)The Fund commenced operations on May 18, 2023. The information presented is from May 18, 2023 to April 30, 2024.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Consolidated Statement of Operations due to the timing of share transactions for the period.

(4)Not annualized.

(5)Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the payable date net asset value per share on their respective payment dates. Additional performance information is presented in the Performance Summary.

(6)Annualized.

11

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS April 30, 2024

NOTE 1 – ORGANIZATION

The CNIC ICE U.S. Carbon Neutral Power Futures Index ETF (the “Fund”) is a non-diversified series of the Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on May 18, 2023.

The investment objective of the Fund is to track the performance, before fees and expenses, of the ICE U.S. Carbon Neutral Power Index (the “Index”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

12

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Money Market Funds	$3,542,743	$—	$—	$3,542,743
Total Assets	$3,542,743	$—	$—	$3,542,743

Other Financial Instruments(1):
Assets
Futures Contracts	$304,803	$—	$—	$304,803
Total Assets	$304,803	$—	$—	$304,803

Liabilities
Futures Contracts	$(358,065)	$—	$—	$(358,065)
Total Liabilities	$(358,065)	$—	$—	$(358,065)

(1)Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.

B. Derivative Investments. The Fund has provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Fund uses futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Fund may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The Fund’s average monthly notional value of futures contracts outstanding during the period ended April, 30, 2024, was $4,866,555. The following tables show the effects of derivative instruments on the consolidated financial statements.

Consolidated Statement of Assets and Liabilities

Fair value of derivative instruments as of April 30, 2024:

	Asset Derivatives		Liability Derivatives
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Open Futures Contracts - Commodities Risk	Unrealized appreciation on futures (see Consolidated Statement of Assets and Liabilities)	$304,803	Unrealized depreciation on futures (see Consolidated Statement of Assets and Liabilities)	$(358,065)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS April 30, 2024 (Continued)

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CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

Consolidated Statement of Operations

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended April 30, 2024:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
Open Futures Contracts - Commodities Risk	Net Realized and Unrealized Gain (Loss)	$(294,478)	$(53,262)

The Fund is not subject to a master netting agreement; therefore, no additional disclosures regarding netting arrangements are required.

C.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of April 30, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Consolidated Statement of Operations. The Subsidiary (defined in Note 2.G.) is an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned controlled foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

D. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

E.Futures Contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In certain types of futures contracts, the underlying reference instrument may be a swap agreement. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS April 30, 2024 (Continued)

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CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when they buy or sell futures contracts.

To the extent the Fund invests in futures contracts, the Fund will generally buy and sell futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When the Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored the Adviser and Custodian on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written. The Fund had futures contracts activity during the period ended April 30, 2024. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. The futures contracts held by the Fund are exchange-traded with StoneX Financial Inc. acting as the futures commission merchant.

F.Basis for Consolidation for the Fund. The Fund may invest up to 25% of its total assets in the CNIC Cayman Subsidiary (the “Subsidiary”). The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts; however, the Subsidiary will comply with the same 1940 Act, requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. The financial information of the Subsidiary has been consolidated into the Fund’s consolidated financial statements. The Fund had $956,465 or 21.1% of its total assets invested in the Subsidiary as of April 30, 2024.

G.Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives

NOTES TO FINANCIAL STATEMENTS April 30, 2024 (Unaudited) (Continued)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS April 30, 2024 (Continued)

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CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund has implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

H.Deposits at Broker for Futures. Deposits at broker for futures represents amounts that are held by StoneX Financial, Inc. Such cash is excluded from cash and equivalents in the Consolidated Statement of Assets and Liabilities. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

I.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

J.Use of Estimates. The preparation of consolidated financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

K.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

L.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

N.Reclassification of Capital Accounts. U.S.GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to adjustments to income from the Subsidiary. For the period ended April 30, 2024, the following adjustments were made:

Paid-In Capital	Total Distributable (Accumulated) Earnings (Losses)
$(337,350)	$337,350

O.Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the consolidated financial statements.

POther Regulatory Matters. In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS April 30, 2024 (Continued)

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CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

NOTE 3 – PRINCIPAL INVESTMENT RISKS

Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. In such an event, the value of the Fund’s Shares may rise and fall more than the value of shares that are invested in securities or financial instruments of companies that encompass a broader range of industries. The Index, and therefore the Fund, will normally be concentrated in the energy industry. See “Energy Sector Risk” below.

Energy Sector Risk. The energy sector is a major emitter of greenhouse gases, its activities may significantly impact the supply and demand of emissions allowances. For instance, further advances in renewable energy technology, improved efficiency of energy usage and/or unusually warm weather patterns may result in an increase in supply and/or decrease in demand for such allowances which in turn could possibly have a negative impact on the NAV of the Fund. Additionally, investments in or exposure to the energy sector may be volatile and change quickly and unpredictably in value due to a number of factors, including legislative or regulatory changes, increased market competition or other events that the Fund cannot control.

“Cap and Trade” Risk. The ICE California Carbon Allowance Futures Contracts and ICE Regional Greenhouse Gas Initiative Futures Contracts work on the “cap and trade” principle, whereby a cap is set on the total amount of greenhouse gases that can be emitted by the installations (or companies) covered by the system. If the caps that are set for the companies that have trade emissions allowances are reduced below market expectations, this could have an impact on the prices of emissions allowance contracts which might impact the NAV of the Fund. If there is a significant change in the global regulatory scheme with regard to climate change and greenhouse gas emissions could have a significant impact on the value of carbon allowance contracts and could possibly negatively impact the NAV of the Fund.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also serves as adviser to the Subsidiary pursuant to an advisory agreement between the Adviser and the Subsidiary (the “Subsidiary Advisory Agreement”). The Adviser does not receive any compensation for services rendered by the Adviser as investment adviser to the Subsidiary and is not entitled to any compensation under the Subsidiary Advisory Agreement.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.95%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Management Fee payable to the Adviser. The Management Fees incurred are paid monthly to the Adviser. Management fees for the period ended April 30, 2024 are disclosed in the Consolidated Statement of Operations.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS April 30, 2024 (Continued)

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CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, in-kind transactions, and the purchases and sales of the Subsidiary, were $0.

For the period ended April 30, 2024, there were no purchases and sales of long-term U.S. government securities.

For the period ended April 30, 2024, there were no in-kind transactions associated with creations and redemptions for the Fund.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended April 30, 2024 was as follows:

Distributions paid from:	April 30, 2024
Ordinary income	$81,249

As of the most recent fiscal year ended April 30, 2024, components of the distributable (accumulated) earnings (losses) on a tax basis were as follows:

April 30, 2024
Cost of investments(1)	$3,542,743
Gross tax unrealized appreciation	—
Gross tax unrealized depreciation	—
Net tax unrealized appreciation (depreciation)	—
Undistributed ordinary income (loss)	50,018
Undistributed long-term capital gain (loss)	—
Total distributable earnings	50,018
Other accumulated gain (loss)	(22)
Total distributable (accumulated) earnings (losses)	$49,996

(1)The difference between book and tax-basis unrealized appreciation was attributable primarily to mark-to-market treatment of futures held in the Subsidiary.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred on the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended April 30, 2024, the Fund had not elected to defer any late year losses or post-October losses and had short-term capital loss carryovers of $22, which do not expire.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS April 30, 2024 (Continued)

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CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Consolidated Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the consolidated financial statements were issued. Management has determined that there are no subsequent events that would need to be recorded or disclosed in the Fund’s consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS April 30, 2024 (Continued)

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CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of CNIC ICE U.S. Carbon Neutral Power Futures Index ETF and
Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedules of investments and open futures contracts, of CNIC ICE U.S. Carbon Neutral Power Futures Index ETF (the “Fund”), a series of Tidal Trust II, as of April 30, 2024, the related consolidated statements of operations and changes in net assets, the consolidated financial highlights, and related notes for the period from May 18, 2023 (commencement of operations) through April 30, 2024 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, the results of its operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more of Tidal Investment LLC’s investment companies since 2020.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
June 28, 2024

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CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

EXPENSE EXAMPLE For the Six-Months Ended April 30, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from November 1, 2023 to April 30, 2024.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During the Period November 1, 2023 – April 30, 2024(1)
Actual	$1,000.00	$917.80	$4.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.14	$4.77

(1)Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.95%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

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CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(4)	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees(2)
Javier Marquina Born: 1973	Trustee	Indefinite term; since 2022	Founder and Chief Executive Officer of ARQ Consultants Inc. (since 2019); Interim CEO for the Americas of Acciona Inmobiliaria (2020 to 2021); Head of Investment Team for Latin America for GLL Real Estate Partners (2016 to 2020);	48	Board Vice-Chairman of Inmobiliaria Spectrum (Guatemala and UK); Independent Board Member of LATAM Logistics Properties S.A. (Columbia, Peru and Costa Rica)
Michelle McDonough Born: 1980	Trustee	Indefinite term; since 2022	Chief Operating Officer, Trillium Asset Management LLC.	48	Trillium Asset Management, LLC (2020 to present)
Dave Norris Born: 1976	Trustee	Indefinite term; since 2022	Chief Operating Officer, RedRidge Diligence Services	48	None
Interested Trustee and Executive Officer
Eric W. Falkeis(3) c/o Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	President, Principal Executive Officer, Interested Trustee, Chairman	President and Principal Executive Officer since 2022, Indefinite term; Interested Trustee, Chairman, since 2022, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013 to 2018) and Direxion Advisors, LLC (2017 to 2018); President and Principal Executive Officer (since 2018).	48

Independent Director, Muzinich BDC, Inc.(since 2019); Trustee, Professionally Managed Portfolios (27 series) (since 2011); Interested Trustee, Direxion Fund, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014 to 2018); Trustee and Chairman of Tidal ETF Trust (since 2018).

22

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(4)	Other Directorships Held by Trustee During Past 5 Years
Executive Officers
Aaron J. Perkovich c/o Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1973	Treasurer, Principal Financial Officer, and Principal Accounting Officer	Indefinite term; since 2023

Head of Fund Administration (since 2023), Fund Administration Manager (2022 to 2023), Tidal ETF Services LLC; Assistant Director Investments, Mason Street Advisors, LLC (2021 to 2022); Vice President, U.S. Bancorp Fund Services, LLC (2006 to 2021).

				Not Applicable	Not Applicable
William H. Woolverton, Esq. c/o Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1951	Chief Compliance Officer and AML Compliance Officer	AML Compliance Officer since 2023, Indefinite term; Chief Compliance Officer, Indefinite term; since 2022

Chief Compliance Officer (since 2023), Compliance Advisor (2022 to 2023), Tidal Investments LLC; Chief Compliance Officer, Tidal ETF Services LLC (since 2022); Senior Compliance Advisor, ACA Global (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal - US, Waystone (global governance solutions) (2016 to 2019).

				Not Applicable	Not Applicable
Ally L. Mueller c/o Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Vice President	Indefinite term; since 2023	Head of ETF Launches and Client Success (since 2023), Head of ETF Launches and Finance Director (2019 to 2023), Tidal ETF Services LLC; Assistant Treasurer, Tidal ETF Trust (since 2022).	Not Applicable	Not Applicable
Lissa M. Richter c/o Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1979	Secretary	Indefinite term; since 2022	ETF Regulatory Manager, Tidal ETF Services LLC (Since 2021); Senior Paralegal, Rafferty Asset Management, LLC (2013 to 2020); Senior Paralegal, Officer, U.S Bancorp Fund Services LLC, (2005 to 2013).	Not Applicable	Not Applicable
Peter Chappy c/o Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1975	Assistant Treasurer	Indefinite term; since 2023

Fund Administration Manager, Tidal ETF Services LLC (since 2023); Product Owner, Allvue Systems (2022 to 2023); Senior Business Consultant, Refinitiv (2015 to 2022); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2008 to 2015).

				Not Applicable	Not Applicable

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

23

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(4)	Other Directorships Held by Trustee During Past 5 Years
Melissa Breitzman c/o Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1983	Assistant Treasurer	Indefinite term; since 2023	Fund Administration Manager, Tidal ETF Services LLC (since 2023); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2005 to 2023).	Not Applicable	Not Applicable
Charles Ragauss c/o Tidal ETF Services LLC 234 West Florida Street, Suite 203 Milwaukee, Wisconsin 53204 Born: 1987	Vice President	Indefinite term; since 2022	Portfolio Manager, Tidal Investments LLC (Since 2020); Chief Operating Officer (and other capacities) CSat Investment Advisory, L.P. (2016 to 2020).	Not Applicable	Not Applicable

(1)The Trustees have designated a mandatory retirement age of 76, such that each Trustee, serving as such on the date he or she reaches the age of 76, shall submit his or her resignation not later than the last day of the calendar year in which his or her 76th birthday occurs.

(2)All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(3)Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman of the Trust, and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

(4)The Trust, as of the date of this shareholder report, offered for sale to the public 48 of the 79 Funds registered with the SEC.

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

24

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

ADDITIONAL INFORMATION

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the period ended April 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017.

The percentage of dividends declared from ordinary income designated as qualified dividend income for the period ended April 30, 2024 was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended April 30, 2024, was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the period ended April 30, 2024, was 0.00%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (855) 495-1500 or by accessing the Fund’s website at www.cnicfundsetfs.com Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (855) 495-1500 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.cnicfundsetfs.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (855) 495-1500. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or on the Fund’s website at www.cnicfundsetfs.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.cnicfundsetfs.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (855) 495-1500. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.cnicfundsetfs.com.

Investment Adviser
Tidal Investments LLC
(f/k/a Toroso Investments, LLC)
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway
New York, New York 10019

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
CNIC ICE U.S. Carbon Neutral Power Futures Index ETF	AMPD	88636J808

(b)	Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

CNIC ICE U.S. Carbon Neutral Power Futures Index ETF

	FYE 04/30/2024	FYE 04/30/2023
Audit Fees	$14,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$4,500	N/A
All Other Fees	N/A	N/A

2

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 04/30/2024	FYE 04/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 04/30/2024	FYE 04/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, and David Norris.

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

3

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

4

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	July 8, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	July 8, 2024

* Print the name and title of each signing officer under his or her signature.

6